Shareholder Report	6 Months Ended
Aug. 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisors Series Trust
Entity Central Index Key	0001027596
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Institutional Class
Shareholder Report [Line Items]
Fund Name	Pzena Mid Cap Value Fund
Class Name	Institutional Class
Trading Symbol	PZIMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pzena Mid Cap Value Fund for the period of March 1, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/mid-cap-value-fund-pzimx/. You can also request this information by contacting us at 1-844-796-1996.
Additional Information Phone Number	1-844-796-1996
Additional Information Website	https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/mid-cap-value-fund-pzimx/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$49	0.90%
[1]
Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.90%
Net Assets	$ 98,987,386
Holdings Count | $ / shares	39
Advisory Fees Paid, Amount	$ 335,902
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$98,987,386
Number of Holdings	39
Net Advisory Fee	$335,902
Portfolio Turnover	14%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings	(% of Net Assets)
Baxter International, Inc.	5.5%
Humana, Inc.	5.4%
Robert Half, Inc.	4.1%
Advance Auto Parts, Inc.	3.6%
Universal Health Services, Inc. - Class B	3.5%
Cognizant Technology Solutions Corp. - Class A	3.3%
Dollar General Corp.	3.2%
Corebridge Financial, Inc.	3.1%
Fresenius Medical Care AG & Co. KGaA - ADR	3.0%
Globe Life, Inc.	3.0%
Sector Breakdown (% of Net Assets)
Geographic Breakdown (% of Net Assets)

Updated Prospectus Web Address	https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/mid-cap-value-fund-pzimx/
Investor Class
Shareholder Report [Line Items]
Fund Name	Pzena Mid Cap Value Fund
Class Name	Investor Class
Trading Symbol	PZVMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pzena Mid Cap Value Fund for the period of March 1, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/mid-cap-value-fund-pzvmx/. You can also request this information by contacting us at 1-844-796-1996.
Additional Information Phone Number	1-844-796-1996
Additional Information Website	https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/mid-cap-value-fund-pzvmx/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$67	1.23%
[2]
Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.23%
Net Assets	$ 98,987,386
Holdings Count | $ / shares	39
Advisory Fees Paid, Amount	$ 335,902
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$98,987,386
Number of Holdings	39
Net Advisory Fee	$335,902
Portfolio Turnover	14%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings	(% of Net Assets)
Baxter International, Inc.	5.5%
Humana, Inc.	5.4%
Robert Half, Inc.	4.1%
Advance Auto Parts, Inc.	3.6%
Universal Health Services, Inc. - Class B	3.5%
Cognizant Technology Solutions Corp. - Class A	3.3%
Dollar General Corp.	3.2%
Corebridge Financial, Inc.	3.1%
Fresenius Medical Care AG & Co. KGaA - ADR	3.0%
Globe Life, Inc.	3.0%
Sector Breakdown (% of Net Assets)
Geographic Breakdown (% of Net Assets)

Updated Prospectus Web Address	https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/mid-cap-value-fund-pzvmx/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Pzena Emerging Markets Value Fund
Class Name	Institutional Class
Trading Symbol	PZIEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pzena Emerging Markets Value Fund for the period of March 1, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/emerging-markets-value-fund-pziex/. You can also request this information by contacting us at 1-844-796-1996.
Additional Information Phone Number	1-844-796-1996
Additional Information Website	https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/emerging-markets-value-fund-pziex/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$54	1.08%
[3]
Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.08%
Net Assets	$ 4,483,866,439
Holdings Count | $ / shares	67
Advisory Fees Paid, Amount	$ 20,864,512
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$4,483,866,439
Number of Holdings	67
Net Advisory Fee	$20,864,512
Portfolio Turnover	22%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings	(% of Net Assets)
Taiwan Semiconductor Manufacturing Co., Ltd.	4.5%
Samsung Electronics Co., Ltd.	4.5%
Tencent Holdings, Ltd.	2.9%
Cognizant Technology Solutions Corp. - Class A	2.7%
Alibaba Group Holding, Ltd.	2.7%
Pacific Basin Shipping, Ltd.	2.6%
Galaxy Entertainment Group, Ltd.	2.4%
Kaspi.KZ JSC - ADR	2.2%
Hankook Tire & Technology Co., Ltd.	2.2%
First American Government Obligations Fund - Class X	2.2%
Sector Breakdown (% of Net Assets)
Geographic Breakdown (% of Net Assets)

Updated Prospectus Web Address	https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/emerging-markets-value-fund-pziex/
Investor Class
Shareholder Report [Line Items]
Fund Name	Pzena Emerging Markets Value Fund
Class Name	Investor Class
Trading Symbol	PZVEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pzena Emerging Markets Value Fund for the period of March 1, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/emerging-markets-value-fund-pzvex/. You can also request this information by contacting us at 1-844-796-1996.
Additional Information Phone Number	1-844-796-1996
Additional Information Website	https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/emerging-markets-value-fund-pzvex/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$71	1.43%
[4]
Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.43%
Net Assets	$ 4,483,866,439
Holdings Count | $ / shares	67
Advisory Fees Paid, Amount	$ 20,864,512
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$4,483,866,439
Number of Holdings	67
Net Advisory Fee	$20,864,512
Portfolio Turnover	22%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings	(% of Net Assets)
Taiwan Semiconductor Manufacturing Co., Ltd.	4.5%
Samsung Electronics Co., Ltd.	4.5%
Tencent Holdings, Ltd.	2.9%
Cognizant Technology Solutions Corp. - Class A	2.7%
Alibaba Group Holding, Ltd.	2.7%
Pacific Basin Shipping, Ltd.	2.6%
Galaxy Entertainment Group, Ltd.	2.4%
Kaspi.KZ JSC - ADR	2.2%
Hankook Tire & Technology Co., Ltd.	2.2%
First American Government Obligations Fund - Class X	2.2%
Sector Breakdown (% of Net Assets)
Geographic Breakdown (% of Net Assets)

Updated Prospectus Web Address	https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/emerging-markets-value-fund-pzvex/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Pzena Small Cap Value Fund
Class Name	Institutional Class
Trading Symbol	PZISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pzena Small Cap Value Fund for the period of March 1, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/small-cap-value-fund-pzisx/. You can also request this information by contacting us at 1-844-796-1996.
Additional Information Phone Number	1-844-796-1996
Additional Information Website	https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/small-cap-value-fund-pzisx/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$53	1.00%
[5]
Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.00%
Net Assets	$ 103,504,953
Holdings Count | $ / shares	49
Advisory Fees Paid, Amount	$ 358,182
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$103,504,953
Number of Holdings	49
Net Advisory Fee	$358,182
Portfolio Turnover	17%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings	(% of Net Assets)
Spectrum Brands Holdings, Inc.	4.0%
Robert Half, Inc.	3.6%
Masterbrand, Inc.	3.4%
ABM Industries, Inc.	3.1%
Teleflex, Inc.	2.9%
Advance Auto Parts, Inc.	2.8%
Old National Bancorp of Indiana	2.8%
WSFS Financial Corp.	2.7%
Adient PLC	2.7%
CNO Financial Group, Inc.	2.7%
Sector Breakdown (% of Net Assets)
Geographic Breakdown (% of Net Assets)

Updated Prospectus Web Address	https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/small-cap-value-fund-pzisx/
Investor Class
Shareholder Report [Line Items]
Fund Name	Pzena Small Cap Value Fund
Class Name	Investor Class
Trading Symbol	PZVSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pzena Small Cap Value Fund for the period of March 1, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/small-cap-value-fund-pzvsx/. You can also request this information by contacting us at 1-844-796-1996.
Additional Information Phone Number	1-844-796-1996
Additional Information Website	https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/small-cap-value-fund-pzvsx/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$69	1.30%
[6]
Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.30%
Net Assets	$ 103,504,953
Holdings Count | $ / shares	49
Advisory Fees Paid, Amount	$ 358,182
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$103,504,953
Number of Holdings	49
Net Advisory Fee	$358,182
Portfolio Turnover	17%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings	(% of Net Assets)
Spectrum Brands Holdings, Inc.	4.0%
Robert Half, Inc.	3.6%
Masterbrand, Inc.	3.4%
ABM Industries, Inc.	3.1%
Teleflex, Inc.	2.9%
Advance Auto Parts, Inc.	2.8%
Old National Bancorp of Indiana	2.8%
WSFS Financial Corp.	2.7%
Adient PLC	2.7%
CNO Financial Group, Inc.	2.7%
Sector Breakdown (% of Net Assets)
Geographic Breakdown (% of Net Assets)

Updated Prospectus Web Address	https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/small-cap-value-fund-pzvsx/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Pzena International Small Cap Value Fund
Class Name	Institutional Class
Trading Symbol	PZIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pzena International Small Cap Value Fund for the period of March 1, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/international-small-cap-value-fund-pziix/. You can also request this information by contacting us at 1-844-796-1996.
Additional Information Phone Number	1-844-796-1996
Additional Information Website	https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/international-small-cap-value-fund-pziix/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$53	1.03%
[7]
Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.03%
Net Assets	$ 228,199,601
Holdings Count | $ / shares	44
Advisory Fees Paid, Amount	$ 950,549
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$228,199,601
Number of Holdings	44
Net Advisory Fee	$950,549
Portfolio Turnover	33%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings	(% of Net Assets)
Travis Perkins PLC	4.0%
SThree PLC	3.8%
Origin Enterprises PLC	3.7%
Elders, Ltd.	3.3%
B&M European Value Retail PLC	3.1%
Fletcher Building, Ltd.	3.1%
Arkema S.A.	3.1%
Sabre Insurance Group PLC	3.1%
Pennon Group PLC	3.1%
Signify N.V.	3.1%
Sector Breakdown (% of Net Assets)
Geographic Breakdown (% of Net Assets)

Updated Prospectus Web Address	https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/international-small-cap-value-fund-pziix/
Investor Class
Shareholder Report [Line Items]
Fund Name	Pzena International Small Cap Value Fund
Class Name	Investor Class
Trading Symbol	PZVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pzena International Small Cap Value Fund for the period of March 1, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/international-small-cap-value-fund-pzvix/. You can also request this information by contacting us at 1-844-796-1996.
Additional Information Phone Number	1-844-796-1996
Additional Information Website	https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/international-small-cap-value-fund-pzvix/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$68	1.33%
[8]
Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.33%
Net Assets	$ 228,199,601
Holdings Count | $ / shares	44
Advisory Fees Paid, Amount	$ 950,549
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$228,199,601
Number of Holdings	44
Net Advisory Fee	$950,549
Portfolio Turnover	33%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings	(% of Net Assets)
Travis Perkins PLC	4.0%
SThree PLC	3.8%
Origin Enterprises PLC	3.7%
Elders, Ltd.	3.3%
B&M European Value Retail PLC	3.1%
Fletcher Building, Ltd.	3.1%
Arkema S.A.	3.1%
Sabre Insurance Group PLC	3.1%
Pennon Group PLC	3.1%
Signify N.V.	3.1%
Sector Breakdown (% of Net Assets)
Geographic Breakdown (% of Net Assets)

Updated Prospectus Web Address	https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/international-small-cap-value-fund-pzvix/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Pzena International Value Fund
Class Name	Institutional Class
Trading Symbol	PZINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pzena International Value Fund for the period of March 1, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/international-value-fund-pzinx/. You can also request this information by contacting us at 1-844-796-1996.
Additional Information Phone Number	1-844-796-1996
Additional Information Website	https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/international-value-fund-pzinx/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$39	0.74%
[9]
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.74%
Net Assets	$ 158,392,728
Holdings Count | $ / shares	74
Advisory Fees Paid, Amount	$ 396,019
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$158,392,728
Number of Holdings	74
Net Advisory Fee	$396,019
Portfolio Turnover	26%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings	(% of Net Assets)
First American Government Obligations Fund - Class X	4.2%
Samsung Electronics Co., Ltd.	2.8%
HSBC Holdings PLC	2.8%
Daimler Truck Holding AG	2.6%
Julius Baer Group, Ltd.	2.5%
ING Groep N.V.	2.5%
Reckitt Benckiser Group PLC	2.4%
Murata Manufacturing Co., Ltd.	2.4%
SAP SE	2.4%
TDK Corp.	2.4%
Sector Breakdown (% of Net Assets)
Geographic Breakdown (% of Net Assets)

Updated Prospectus Web Address	https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/international-value-fund-pzinx/
Investor Class
Shareholder Report [Line Items]
Fund Name	Pzena International Value Fund
Class Name	Investor Class
Trading Symbol	PZVNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pzena International Value Fund for the period of March 1, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/international-value-fund-pzvnx/. You can also request this information by contacting us at 1-844-796-1996.
Additional Information Phone Number	1-844-796-1996
Additional Information Website	https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/international-value-fund-pzvnx/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$53	1.00%
[10]
Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.00%
Net Assets	$ 158,392,728
Holdings Count | $ / shares	74
Advisory Fees Paid, Amount	$ 396,019
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$158,392,728
Number of Holdings	74
Net Advisory Fee	$396,019
Portfolio Turnover	26%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings	(% of Net Assets)
First American Government Obligations Fund - Class X	4.2%
Samsung Electronics Co., Ltd.	2.8%
HSBC Holdings PLC	2.8%
Daimler Truck Holding AG	2.6%
Julius Baer Group, Ltd.	2.5%
ING Groep N.V.	2.5%
Reckitt Benckiser Group PLC	2.4%
Murata Manufacturing Co., Ltd.	2.4%
SAP SE	2.4%
TDK Corp.	2.4%
Sector Breakdown (% of Net Assets)
Geographic Breakdown (% of Net Assets)

Updated Prospectus Web Address	https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/international-value-fund-pzvnx/
Pzena U.S. Large Cap Value ETF [Member]
Shareholder Report [Line Items]
Fund Name	Pzena U.S. Large Cap Value ETF
Class Name	Pzena U.S. Large Cap Value ETF
Trading Symbol	PZLV
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pzena U.S. Large Cap Value ETF for the period of March 31, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.pzena.com/americas/institutional-investors/funds/etfs/us-large-cap-value-etf-pzlv/. You can also request this information by contacting us at 1-844-796-1996.
Additional Information Phone Number	1-844-796-1996
Additional Information Website	https://www.pzena.com/americas/institutional-investors/funds/etfs/us-large-cap-value-etf-pzlv/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Pzena U.S. Large Cap Value ETF	$29	0.60%
[11],[12]
Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.60%
Net Assets	$ 71,706,100
Holdings Count | $ / shares	39
Advisory Fees Paid, Amount	$ 153,896
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$71,706,100
Number of Holdings	39
Net Advisory Fee	$153,896
Portfolio Turnover	25%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings	(% of Net Assets)
Humana, Inc.	5.4%
Baxter International, Inc.	5.2%
Corebridge Financial, Inc.	4.3%
Dollar General Corp.	3.7%
Lear Corp.	3.6%
Robert Half, Inc.	3.5%
CVS Health Corp.	3.5%
Capital One Financial Corp.	3.2%
Cognizant Technology Solutions Corp. - Class A	3.2%
MetLife, Inc. - Class A	3.2%
Sector Breakdown (% of Net Assets)
Geographic Breakdown (% of Net Assets)

Updated Prospectus Web Address	https://www.pzena.com/americas/institutional-investors/funds/etfs/us-large-cap-value-etf-pzlv/
Pzena International Value ETF [Member]
Shareholder Report [Line Items]
Fund Name	Pzena International Value ETF
Class Name	Pzena International Value ETF
Trading Symbol	PZIV
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pzena International Value ETF for the period of March 31, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.pzena.com/americas/institutional-investors/funds/etfs/international-value-etf-pziv/. You can also request this information by contacting us at 1-844-796-1996.
Additional Information Phone Number	1-844-796-1996
Additional Information Website	https://www.pzena.com/americas/institutional-investors/funds/etfs/international-value-etf-pziv/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Pzena International Value ETF	$33	0.70%
[13],[14]
Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.70%
Net Assets	$ 16,059,711
Holdings Count | $ / shares	53
Advisory Fees Paid, Amount	$ 29,474
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$16,059,711
Number of Holdings	53
Net Advisory Fee	$29,474
Portfolio Turnover	38%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings	(% of Net Assets)
Publicis Groupe S.A.	3.0%
BASF SE	3.0%
Accenture PLC - Class A	2.9%
SAP SE	2.9%
Michelin SCA	2.9%
Teleperformance SE	2.9%
Shell PLC	2.9%
Sanofi	2.8%
Julius Baer Group, Ltd.	2.8%
Daimler Truck Holding AG	2.7%
Sector Breakdown (% of Net Assets)
Geographic Breakdown (% of Net Assets)

Updated Prospectus Web Address	https://www.pzena.com/americas/institutional-investors/funds/etfs/international-value-etf-pziv/

[1]
*	Annualized

[2]
*	Annualized

[3]
*	Annualized

[4]
*	Annualized

[5]
*	Annualized

[6]
*	Annualized

[7]
*	Annualized

[8]
*	Annualized

[9]
*	Annualized

[10]
*	Annualized

[11]
**	Annualized

[12]
*	Amount shown reflects the expenses of the Fund from inception date through August 31, 2026. Expenses would be higher if the fund had been in operation for the entire period of this report.

[13]
**	Annualized

[14]
*	Amount shown reflects the expenses of the Fund from inception date through August 31, 2026. Expenses would be higher if the fund had been in operation for the entire period of this report.